NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
Notes Payable
NOTES PAYABLE

NOTE 13 – NOTES PAYABLE

September Promissory Note

On September 16, 2021, Fr8App entered into a promissory note with Hudson Capital (the “September Promissory Note”), for the amount of $1,500,000 with maturity date of September 16, 2022. Interest on the September Promissory Note accrues at a rate of 0.17% per annum. In connection with the September Promissory Note, Fr8App also issued warrants to Hudson Capital to purchase certain securities of Fr8App (the “September Warrant Securities”) (see Note 18). Hudson Capital assigned the warrants it received from Fr8App to ATW Opportunities Master Fund, L.P (“ATW Opportunities”), an affiliate of a shareholder of FR8App, and executed a Warrant Assignment Agreement on September 16, 2021 (see Note 18). The Company measured the fair value of the warrants at the issuance date to be $2,692,396 and allocated an amount of $1,500,000 to be recorded as a debt discount that will be amortized over the term of the September Promissory Note. The transaction is deemed to be a financing transaction and the excess fair value over the proceeds received from the September Promissory Note in the amount of $1,192,396 was recorded in other expense on the accompanying consolidated statements of operations. Upon consummation of the Merger, the principal and interest of the September Promissory Note are now eliminated in consolidated as Fr8App is a wholly owned subsidiary of Fr8Tech (formerly known as Hudson Capital).

First December Promissory Note

On December 29, 2021, Fr8App entered into a promissory note with ATW Opportunities Master Fund, L.P pursuant to which Fr8App issued notes in the aggregate principal amount of $200,000, discounted by $30,000, for net proceeds of $170,000 (the “First December Promissory Note”). The First December Promissory Note matures on August 29, 2022 and interest accrues at an annual rate of 0.33% over the term of the note. The First December Promissory Note was repaid by issuing securities as part of a securities purchase agreement on July 12, 2022 (See Note 18).

Second December Promissory Note

On December 29, 2021, in connection with a contemporaneous investment in Hudson Capital funded by ATW Opportunities, Fr8App entered a promissory note with Hudson Capital (the “Second December Promissory Note”), for the amount of $950,000 with maturity date of September 28, 2022. Interest on the Second December Promissory Note accrues at a rate of 0.17% per annum. Upon consummation of the Merger, the principal and interest of the Second December Promissory Note are now eliminated in consolidation as Fr8App is a wholly owned subsidiary of Fr8Tech (formerly known as Hudson Capital).

In connection with the First and the Second December Promissory Notes, and the contemporaneous investment by ATW Opportunities in Hudson Capital, Fr8App also issued warrants to ATW Opportunities to purchase certain securities of Fr8App (the “Warrant Securities”) (see Note 18). The Company measured the fair value of the warrants at the issuance date to be $2,756,669 and allocated an amount of $1,120,000 to be recorded as a debt discount that will be amortized over the term of the two notes payable. The transaction is deemed to be a financing transaction and the excess fair value over the proceeds received from the two notes payable in the amount of $1,636,669 was recorded in other expenses on the accompanying consolidated statements of operations.

Settlement Promissory Note

On May 24, 2022, the Company entered into a settlement agreement with a law firm related to services in the amount of $900,000 provided to consummate the closing of the Merger. Under the settlement agreement, the Company issued a promissory note in the amount of $400,000 and 25,000 ordinary shares. The principal balance of the note was paid in full in four installments of $100,000 during the year ended December 31, 2022. No interest was accrued for the note in accordance with the terms of the promissory note given the short term nature of the settlement promissory note.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 13 – NOTES PAYABLE (CONTINUED)

The aggregate balance of the notes payable is as follows at:

	December 31, 2022	December 31, 2021
Notes payable	$-	$2,650,000
Less: unamortized discount	-	(2,203,226)
Notes payable, net	$-	$446,774

During the years ended December 31, 2022 and 2021, amortization of debt discount was recorded to interest expense in the amount of $515,625 and $446,774, respectively.